FLEXSHARES® TRUST

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® High Yield Value-Scored Bond Index Fund

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement supersedes the supplements to the Prospectus dated June 12, 2020 and September 18, 2020.

Effective September 29, 2020:

1. Eric R. Williams will join Brandon P. Ferguson as a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Michael R. Chico will join Kevin O’Shaughnessy as a portfolio manager of the FlexShares® Disciplined Duration MBS Index Fund, and Benjamin J. McCubbin will join Eric R. Williams as a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund.

2. The paragraph under the section entitled “FUND SUMMARIES – FlexShares® Credit-Scored US Corporate Bond Index Fund – Management” beginning on page 145 of the Prospectus is replaced with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Brandon P. Ferguson and Eric R. Williams, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception and September 2020, respectively.

3. The paragraph under the section entitled “FUND SUMMARIES – FlexShares® Credit-Scored US Long Corporate Bond Index Fund – Management” beginning on page 152 of the Prospectus is replaced with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Brandon P. Ferguson and Eric R. Williams, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception and September 2020, respectively.

4. The paragraph under the section entitled “FUND SUMMARIES – FlexShares® Disciplined Duration MBS Index Fund – Management” on page 139 of the Prospectus is replaced with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Michael R. Chico and Kevin O’Shaughnessy, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since September 2020 and May 2016, respectively

5. The paragraph under the section entitled “FUND SUMMARIES – FlexShares® High Yield Value-Scored Bond Index Fund – Management” on page 159 of the Prospectus is replaced with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Vice President of Northern Trust Investments, Inc., and Benjamin J. McCubbin have served as Portfolio Managers of the Fund since June 2020 and September 2020, respectively.

6. The fourth, fifth and sixth full paragraphs and corresponding sub-paragraphs under “Description of Fund Management – Portfolio Managers” beginning on page 210 are deleted and replaced with the following:

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Disciplined Duration MBS Index Fund are:

Michael R. Chico is a Vice President of NTI. Mr. Chico joined NTI in 2007 and is responsible for managing various fixed-income funds.

Kevin O’Shaughnessy is a Vice President of NTI. Mr. O’Shaughnessy joined NTI in 1997 and is responsible for managing various fixed-income funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund are:

Brandon P. Ferguson is a Vice President of NTI. Mr. Ferguson joined NTI in November 2007 and has assisted in the management of various fixed-income funds.

Eric R. Williams is a Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed income funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® High Yield Value-Scored Bond Index Fund are:

Benjamin J. McCubbin joined NTI in 2018 and is a Portfolio Manager in NTI’s Fixed Income Group. Prior to joining NTI, Mr. McCubbin’s work experience included positions as a fixed income associate and lead portfolio manager for institutional accounts.

Eric R. Williams is a Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed income funds.

This Supplement supersedes the supplements to the Prospectus dated June 12, 2020 and September 18, 2020. Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2020, AS SUPPLEMENTED

This Supplement supersedes the supplements to the SAI dated June 12, 2020 and September 18, 2020.

Effective September 29, 2020:

1.  Eric R. Williams will join Brandon P. Ferguson as a portfolio manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Michael R. Chico will join Kevin O’Shaughnessy as a portfolio manager of the FlexShares® Disciplined Duration MBS Index Fund, and Benjamin J. McCubbin will join Eric R. Williams as a portfolio manager of the FlexShares® High Yield Value-Scored Bond Index Fund.

2.  The disclosure as to the portfolio managers of the FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund, FlexShares® Disciplined Duration MBS Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund in the table under the section entitled “Portfolio Managers” beginning on page 84 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Credit-Scored US Corporate Bond Index Fund	Brandon P. Ferguson and Eric R. Williams

FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Brandon P. Ferguson and Eric R. Williams

FlexShares® Disciplined Duration MBS Index Fund	Michael R. Chico and Kevin O’Shaughnessy

FlexShares® High Yield Value-Scored Bond Index Fund	Benjamin J. McCubbin and Eric R. Williams

3.  The following information, as of August 31, 2020, with respect to Michael R. Chico replaces the previous disclosure under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 85 of the SAI:

The table below discloses accounts within each type of category listed below for which Michael R. Chico* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares® Trust:	2	$2,017	0	$0
Other Registered Investment Companies:	3	$257	0	$0
Other Pooled Investment Vehicles:	3	$611	0	$0
Other Accounts:	13	$3,180	0	$0

* Michael R. Chico became a Portfolio Manager of the FlexShares® Disciplined Duration MBS Index Fund effective September 2020.

4.  The following information, as of August 31, 2020, with respect to Benjamin J. McCubbin is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 85 of the SAI:

The table below discloses accounts within each type of category listed below for which Benjamin J. McCubbin* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares® Trust:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

* Benjamin J. McCubbin became a Portfolio Manager of the FlexShares® High Yield Value-Scored Bond Index Fund effective September 2020.

5.  The following information, as of August 31, 2020, with respect to Eric R. Williams replaces the previous disclosure under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 85 of the SAI:

The table below discloses accounts within each type of category listed below for which Eric R. Williams* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares® Trust:	1	$186	0	$0
Other Registered Investment Companies:	2	$3,543	0	$0
Other Pooled Investment Vehicles:	1	$347	0	$0
Other Accounts:	1	$257	0	$0

* Eric R. Williams became a Portfolio Manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund effective September 2020.

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6.  The following information is added to the table under the section entitled “Portfolio Managers – Disclosure of Securities Ownership” on page 89 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Michael R. Chico*	FlexShares® Disciplined Duration MBS Index Fund	None
Benjamin J. McCubbin*	FlexShares® High Yield Value-Scored Bond Index Fund	$1 - $10,000
Eric R. Williams**	FlexShares® High Yield Value-Scored Bond Index Fund	$10,001 - $50,000
Eric R. Williams*	FlexShares® Credit-Scored US Corporate Bond Index Fund	None
Eric R. Williams*	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	None

* Ownership information as August 31, 2020.

** Ownership information as May 31, 2020.

7.  All references to Mike T. Doyle and Bradley Camden are deleted, effective June 12, 2020 and September 18, 2020, respectively.

This Supplement supersedes the supplements to the SAI dated June 12, 2020 and September 18, 2020. Please retain this Supplement with your SAI for future reference.

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